SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit ESG Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 95.9%

Asia - 7.5%

Japan - 5.1%
Keyence Corp.	200	74,626
Recruit Holdings Co., Ltd.	3,100	166,922
Sony Financial Group, Inc., ADR *	2,175	8,048
Sony Group Corp., ADR	10,875	313,091
Terumo Corp.	8,800	145,372

		708,059

Singapore - 2.4%
Singapore Technologies Engineering, Ltd.	49,900	333,066

Europe - 29.5%

Belgium - 1.1%
D’ieteren Group	785	146,723

France - 1.7%
Safran SA, ADR	2,750	242,853

Germany - 6.0%
Allianz SE, ADR	7,100	297,987
Deutsche Post AG	1,550	69,042
Infineon Technologies AG	1,225	47,749
Muenchener Rueckversicherungs AG	275	175,444
Siemens AG, ADR	1,775	239,643

		829,865

Ireland - 5.5%
Accenture, PLC	750	184,950
CRH, PLC	1,200	143,880
Medtronic, PLC	725	69,049
Trane Technologies, PLC	875	369,215

		767,094

Netherlands - 0.4%
ASML Holding NV	65	62,926

Spain - 2.2%
Iberdrola SA, ADR	4,050	308,043

Switzerland - 2.8%
Chubb, Ltd.	250	70,562
Lonza Group AG	185	122,520
Nestle SA, ADR	1,200	110,124
Ypsomed Holding AG	207	81,261

		384,467

United Kingdom - 9.8%
AstraZeneca, PLC, ADR	3,625	278,110
BAE Systems, PLC, ADR	1,450	161,994
Coca-Cola Europacific Partners, PLC	2,100	189,861
Compass Group, PLC	3,600	122,445
Diageo, PLC, ADR	785	74,913
Entain, PLC	10,225	120,161
Man Group, PLC	55,725	133,701
RELX, PLC, ADR	4,700	224,472
Rentokil Initial, PLC, ADR	2,375	59,969

		1,365,626

Name of Issuer	Quantity	Fair Value ($)

North America - 58.9%

United States - 58.9%
AbbVie, Inc.	160	37,046
Adobe, Inc. *	450	158,738
AES Corp.	3,025	39,809
Alphabet, Inc. - Class A	2,500	607,750
Apple, Inc.	3,600	916,668
Broadcom, Inc.	1,925	635,077
Cheniere Energy, Inc.	775	182,110
Dexcom, Inc. *	1,080	72,673
Ecolab, Inc.	325	89,005
Eli Lilly & Co.	85	64,855
FedEx Corp.	375	88,429
Gilead Sciences, Inc.	640	71,040
Goldman Sachs Group, Inc.	600	477,810
Home Depot, Inc.	745	301,867
JPMorgan Chase & Co.	1,075	339,087
Lockheed Martin Corp.	275	137,283
Microsoft Corp.	2,000	1,035,900
NIKE, Inc.	850	59,270
NVIDIA Corp.	9,250	1,725,865
PepsiCo, Inc.	875	122,885
salesforce.com, Inc.	850	201,450
Starbucks Corp.	1,000	84,600
T Rowe Price Group, Inc.	475	48,754
TJX Cos., Inc.	1,380	199,465
UnitedHealth Group, Inc.	500	172,650
Visa, Inc.	475	162,155
Williams Cos., Inc.	2,675	169,461

		8,201,702

Total Common Stocks (cost: $5,531,572)		13,350,424

Short-Term Securities - 4.0%
Fidelity Inv. Money Mkt. Gvt. Fund, 4.04% (cost $558,641)	558,641	558,641

Total Investments in Securities - 99.9% (cost $6,090,213)		13,909,065

Other Assets and Liabilities, net - 0.1%		10,021

Net Assets - 100.0%		$13,919,086

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

SEPTEMBER 30, 2025	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit ESG Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2025 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Belgium	146,723	—	—	146,723
France	242,853	—	—	242,853
Germany	829,865	—	—	829,865
Ireland	767,094	—	—	767,094
Japan	700,011	8,048	—	708,059
Netherlands	62,926	—	—	62,926
Singapore	333,066	—	—	333,066
Spain	308,043	—	—	308,043
Switzerland	384,467	—	—	384,467
United Kingdom	1,365,626	—	—	1,365,626
United States	8,201,702	—	—	8,201,702
Short-Term Securities	558,641	—	—	558,641
Total:	13,901,017	8,048	—	13,909,065

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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